RULE 497 FILING

On behalf of the Goldman Sachs Multi-Manager Global Equity Fund, Goldman Sachs Multi-Manager Non-Core Fixed Income Fund and Goldman Sachs Multi-Manager Real Assets Strategy Fund (the “Funds”), series of Goldman Sachs Trust II, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information. The interactive data files included as exhibits to this filing relate to the supplement filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) on November 17, 2017 (Accession No. 0001193125-17-347067), which is incorporated by reference into this Rule 497 Filing.